Summary of Significant Accounting Policies: Net Loss per Common Share: Schedule of Securities Excluded from Computation of Earnings Per Share (Tables)	3 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Securities Excluded from Computation of Earnings Per Share
	Six month periods ended June 30,
	2013	2012
Stock warrants	4,720,390	0
Stock options	4,109,916	589,917
Total shares excluded	8,830,306	589,917